Securities Available for Sale, Other-Than-Temporary Impaired Debt Securities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Securities available for sale	$ 541	$ 692	$ 1,094
Total recorded directly to OCI for non-credit-related impairment	(74)	(172)	1,340
Total OTTI losses recorded on debt securities	349	500	2,352
Debt Securities [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Securities available for sale	423	672	1,012
Credit-related OTTI [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Securities available for sale	422	400	982
Other than temporary impairment on securities we intend to sell [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Securities available for sale	1	272	30
US States and Political Subdivisions [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Total recorded directly to OCI for non-credit-related impairment	(1)	(4)	3
Residential [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Securities available for sale	252	175	591
Total recorded directly to OCI for non-credit-related impairment	(171)	(326)	1,124
Commercial [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Total recorded directly to OCI for non-credit-related impairment	105	138	179
Collateralized debt obligations [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Total recorded directly to OCI for non-credit-related impairment	4	54	20
Other Debt Securities [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Total recorded directly to OCI for non-credit-related impairment	(13)	(33)	16
Corporate debt securities [Member]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities [Abstract]
Total recorded directly to OCI for non-credit-related impairment	$ 2	$ (1)	$ (2)